Goldman Sachs Income Fund Shareholder Fees - Class A C Inst Inv R6 Shares [Member] - Goldman Sachs Income Fund	Mar. 31, 2026
Class A Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.75%	[1]
Maximum Deferred Sales Charge (as a percentage)	0.00%	[2]
Class C Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%	[1]
Maximum Deferred Sales Charge (as a percentage)	1.00%	[2]
Institutional Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%	[1]
Maximum Deferred Sales Charge (as a percentage)	0.00%	[2]
Investor Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%	[1]
Maximum Deferred Sales Charge (as a percentage)	0.00%	[2]
Class R6 Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%	[1]
Maximum Deferred Sales Charge (as a percentage)	0.00%	[2]

[1]	Effective since April 24, 2026, no sales charge has been imposed on purchases of Class A Shares.
[2]	Effective since April 24, 2026, no Contingent Deferred Sales Charge ("CDSC") has been imposed on redemptions of Class A and Class C Shares.